Credit substitutes - Fair Value of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 9,910,174.3	$ 116,003.4	₨ 8,295,487.1
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	161,308.5	1,888.2	133,197.8
Fair Value	161,179.6	$ 1,886.7	131,486.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	160,975.7		132,926.5
Fair Value	161,147.8		131,458.6
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Preference shares
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	332.8		271.3
Fair Value	31.8		28.3
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0.0		0.0
Fair Value	₨ 0.0		₨ 0.0